Condensed Statement of Operations - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses	$ 998,689		$ 5,401,608
Formation and operating costs				$ 1,042,637
Loss from Operations	(998,689)		(5,401,608)	(1,042,637)
Other income (expense):
Interest earned on marketable securities held in Trust Account	15,703		21,942
Change in fair value of FPA liability	186,812		63,044,158	(69,874,782)
Change in fair value of conversion option on working capital loan	(1,127,856)		(365,417)
Change in fair value of warrant liabilities	(14,706,065)		87,695,390	(106,714,978)
Compensation expense resulting from issuance of private placement warrants				(6,992,602)
Interest expense - amortization of debt discount	(1,000,000)		(2,000,000)
Offering costs allocated to warrant liabilities				(1,150,871)
Other income (expense), net	(16,631,406)		148,396,073	(185,775,870)
Net (loss) income	(17,630,095)		142,994,465	(185,775,870)
OPERATING EXPENSES:
OPERATING INCOME (LOSS)	(998,689)		(5,401,608)	(1,042,637)
OTHER INCOME—Net	(16,631,406)		148,396,073	(185,775,870)
Net (loss) income	(17,630,095)		142,994,465	(185,775,870)
Cypress Holdings Inc And Subsidiaries [Member]
General and administrative expenses	28,394,000	$ 21,566,000	66,233,000		$ 44,566,000	$ 90,838,000	$ 78,128,000	$ 65,728,000
Loss from Operations	22,001,000	15,616,000	29,240,000		29,763,000	76,980,000	(166,202,000)	24,913,000
Other income (expense):
Interest expense - amortization of debt discount			(392,000)		(327,000)	(738,000)	(633,000)	(597,000)
Other income (expense), net	4,000	115,000	91,000		255,000	332,000	476,000	472,000
Net (loss) income	3,816,000	(1,961,000)	(1,268,000)		(27,213,000)	$ (16,876,000)	$ (210,340,000)	$ (55,031,000)
Weighted average shares outstanding of shares						1,480,296	1,478,350	1,478,373
Basic and diluted net income per share						$ (11.40)	$ (142.28)	$ (37.22)
Statement of Comprehensive Income
REVENUES	166,789,000	150,716,000	324,578,000		309,924,000	$ 633,063,000	$ 616,084,000	$ 569,772,000
COST OF REVENUES
Cost of revenues, exclusive of amortization and impairment of acquired technologies	38,932,000	43,408,000	76,945,000		91,795,000	182,414,000	191,868,000	184,418,000
Amortization of acquired technologies	6,580,000	6,574,000	13,160,000		13,149,000	26,303,000	27,797,000	28,379,000
Impairment of acquired technologies						0	5,984,000	0
Total cost of revenues	45,512,000	49,982,000	90,105,000		104,944,000	208,717,000	225,649,000	212,797,000
GROSS PROFIT	121,277,000	100,734,000	234,473,000		204,980,000	424,346,000	390,435,000	356,975,000
OPERATING EXPENSES:
Research and development	31,253,000	27,772,000	61,877,000		55,315,000	109,508,000	114,005,000	108,169,000
Selling and marketing	21,551,000	17,702,000	40,968,000		39,181,000	74,710,000	82,109,000	73,830,000
Amortization of intangible assets	24,700,000	24,700,000	49,315,000		49,304,000	98,613,000	109,126,000	112,713,000
Impairment of goodwill	0	0	0		0	0	25,797,000	0
Impairment of intangible assets	0	0	0		0	0	175,269,000	0
Total operating expenses	99,276,000	85,118,000	205,233,000		175,217,000	347,366,000	556,637,000	332,062,000
OPERATING INCOME (LOSS)	22,001,000	15,616,000	29,240,000		29,763,000	76,980,000	(166,202,000)	24,913,000
INTEREST EXPENSE	(18,903,000)	(18,643,000)	(37,669,000)		(37,800,000)	(77,003,000)	(89,475,000)	(90,329,000)
GAIN (LOSS) ON CHANGE IN FAIR VALUE OF INTEREST RATE SWAPS	3,089,000	620,000	6,366,000		(20,527,000)	(13,249,000)	(22,432,000)	6,890,000
LOSS ON EARLY EXINGUISHMENT OF DEBT	0	0	0		(8,615,000)	(8,615,000)	0	0
OTHER INCOME—Net	4,000	115,000	91,000		255,000	332,000	476,000	472,000
PRETAX LOSS	6,191,000	(2,292,000)	(1,972,000)		(36,924,000)	(21,555,000)	(277,633,000)	(58,054,000)
INCOME TAX BENEFIT	(2,375,000)	331,000	704,000		9,711,000	4,679,000	67,293,000	3,023,000
NET INCOME (LOSS) INCLUDING NON-CONTROLLING INTEREST	3,816,000	(1,961,000)	(1,268,000)		(27,213,000)	(16,876,000)	(210,340,000)	(55,031,000)
Less: net income (loss) attributable to non-controlling interest	0	0	0		0	0	0	0
Net (loss) income	$ 3,816,000	$ (1,961,000)	$ (1,268,000)		$ (27,213,000)	(16,876,000)	(210,340,000)	(55,031,000)
Net income (loss) per share attributable to Class A and Class B common stockholders:
Basic	$ 2.57	$ (1.32)	$ (0.85)		$ (18.39)
Diluted	$ 2.48	$ (1.32)	$ (0.85)		$ (18.39)
Weighted-average shares used in computing net income (loss) per share attributable to Class A and Class B common stockholders:
Basic	1,484,156	1,480,262	1,483,634		1,479,918
Diluted	1,537,767	1,480,262	1,483,634		1,479,918
COMPREHENSIVE LOSS:
Net loss including non-controlling interest	$ 3,816,000	$ (1,961,000)	$ (1,268,000)		$ (27,213,000)	(16,876,000)	(210,340,000)	(55,031,000)
Other comprehensive gain (loss)—Foreign currency translation adjustment	(36,000)	(1,000)	(29,000)		(18,000)	126,000	(89,000)	(34,000)
COMPREHENSIVE LOSS INCLUDING NON-CONTROLLING INTEREST	3,780,000	(1,962,000)	(1,297,000)		(27,231,000)	(16,750,000)	(210,429,000)	(55,065,000)
Less: comprehensive loss attributable to non-controlling interest	0	0	0		0	0	0	0
COMPREHENSIVE LOSS ATTRIBUTABLE TO CYPRESS HOLDINGS, INC.	3,780,000	(1,962,000)	(1,297,000)		(27,231,000)	(16,750,000)	(210,429,000)	(55,065,000)
Cypress Holdings Inc And Subsidiaries [Member] | Assets Other Than Acquired Technologies [Member]
OPERATING EXPENSES:
Amortization of intangible assets	18,078,000	$ 18,078,000	36,155,000		$ 36,155,000	$ 72,310,000	$ 81,329,000	$ 84,335,000
Common Class A [Member]
Other income (expense):
Net (loss) income	$ 15,703		$ 21,942	$ 0
Weighted average shares outstanding of shares	69,000,000		69,000,000	69,000,000
Basic and diluted net income per share	$ 0.00		$ 0.00	$ 0.00
OPERATING EXPENSES:
Net (loss) income	$ 15,703		$ 21,942	$ 0
Common Class B [Member]
Other income (expense):
Net (loss) income	$ (17,630,095)		$ 142,994,465	$ (185,775,870)
Weighted average shares outstanding of shares	17,250,000		17,250,000	16,748,571
Basic and diluted net income per share	$ (1.02)		$ 8.29	$ (11.09)
OPERATING EXPENSES:
Less: net income (loss) attributable to non-controlling interest	$ (17,645,798)		$ 142,972,523	$ (185,775,870)
Net (loss) income	$ (17,630,095)		$ 142,994,465	$ (185,775,870)